Operating Segments (Details) - Schedule of Revenue Reported in Financial Statements are Attributed to Countries Based on Location of Customer - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Brokerage Segment [Member] | United Kingdom [Member]
Brokerage Segment:
Revenue	$ 2,653	$ 1,083	$ 911
Brokerage Segment [Member] | State of Israel [Member]
Brokerage Segment:
Revenue	1,984	1,562	911
Brokerage Segment [Member] | United States [Member]
Brokerage Segment:
Revenue	16	652	248
Brokerage Segment [Member] | Gibraltar [Member]
Brokerage Segment:
Revenue
Brokerage Segment [Member] | Other [Member]
Brokerage Segment:
Revenue	260	324	208
Digital Assets Segment [Member] | United Kingdom [Member]
Brokerage Segment:
Revenue	4	123	6
Digital Assets Segment [Member] | State of Israel [Member]
Brokerage Segment:
Revenue	21	90	90
Digital Assets Segment [Member] | United States [Member]
Brokerage Segment:
Revenue	149	170	25
Digital Assets Segment [Member] | Gibraltar [Member]
Brokerage Segment:
Revenue	11,380	8,946
Digital Assets Segment [Member] | Other [Member]
Brokerage Segment:
Revenue	151	107	48
Digital Assets Segment [Member] | Switzerland [Member]
Brokerage Segment:
Revenue	976
Digital Assets Segment [Member] | Japan [Member]
Brokerage Segment:
Revenue	$ 107	$ 162	$ 97